Investments (Amortized Cost and Fair Value of Available-for-Sale and Held-to-Maturity Securities by Contractual Maturity) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2019	Mar. 31, 2018
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		¥ 10,534,262
Due after one year through five years, amortized cost		4,043,188
Due after five years through ten years,amortized cost		2,388,238
Due after ten years, amortized cost		1,128,751
Total		18,094,439
Due in one year or less, amortized cost		639,984
Due after one year through five years, amortized cost		379,837
Due after five years through ten years, amortized cost		100,078
Due after ten years, amortized cost		484,205
Amortized cost, held-to-maturity securities		1,604,104	¥ 2,517,551
Due in one year or less, fair value		10,536,287
Due after one year through five years, fair value		4,052,663
Due after five years through ten years, fair value		2,398,496
Due after ten years, fair value		1,146,470
Total		18,133,916
Due in one year or less, fair value		640,928
Due after one year through five years, fair value		395,085
Due after five years through ten years, fair value		103,793
Due after ten years, fair value		469,782
Total		1,609,588	2,521,846
Debt securities | Japanese government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		7,839,925
Due after one year through five years, amortized cost		2,326,357
Due after five years through ten years,amortized cost		1,461,333
Due after ten years, amortized cost		260,895
Total		11,888,510
Due in one year or less, amortized cost		639,984
Due after one year through five years, amortized cost		379,837
Due after five years through ten years, amortized cost		100,078
Amortized cost, held-to-maturity securities		1,119,899	1,959,910
Due in one year or less, fair value		7,840,638
Due after one year through five years, fair value		2,329,473
Due after five years through ten years, fair value		1,465,030
Due after ten years, fair value		261,630
Total		11,896,771
Due in one year or less, fair value		640,928
Due after one year through five years, fair value		395,085
Due after five years through ten years, fair value		103,793
Total		1,139,806	1,984,382
Debt securities | Japanese local government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		7,229
Due after one year through five years, amortized cost		118,677
Due after five years through ten years,amortized cost		77,336
Due after ten years, amortized cost		5,066
Total		208,308
Due in one year or less, fair value		7,263
Due after one year through five years, fair value		119,115
Due after five years through ten years, fair value		78,275
Due after ten years, fair value		5,239
Total		209,892
Debt securities | U.S. Treasury bonds and federal agency securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		989,921
Due after one year through five years, amortized cost		18,982
Total		1,008,903
Due in one year or less, fair value		990,029
Due after one year through five years, fair value		19,287
Total		1,009,316
Debt securities | Other foreign government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		1,106,386
Due after one year through five years, amortized cost		235,178
Total		1,341,564
Due in one year or less, fair value		1,106,543
Due after one year through five years, fair value		235,324
Total		1,341,867
Debt securities | Agency mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due after ten years, amortized cost		530,540
Total		530,540
Due after ten years, amortized cost		484,205
Amortized cost, held-to-maturity securities	[1]	484,205	557,641
Due after ten years, fair value		544,471
Total		544,471
Due after ten years, fair value		469,782
Total	[1]	469,782	¥ 537,464
Debt securities | Residential mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due after five years through ten years,amortized cost		4,656
Due after ten years, amortized cost		95,248
Total		99,904
Due after five years through ten years, fair value		4,656
Due after ten years, fair value		96,477
Total		101,133
Debt securities | Commercial mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		9,501
Due after one year through five years, amortized cost		175,819
Due after five years through ten years,amortized cost		282,518
Due after ten years, amortized cost		27,475
Total		495,313
Due in one year or less, fair value		9,518
Due after one year through five years, fair value		177,237
Due after five years through ten years, fair value		285,849
Due after ten years, fair value		27,519
Total		500,123
Debt securities | Japanese corporate bonds and other debt securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		137,824
Due after one year through five years, amortized cost		876,876
Due after five years through ten years,amortized cost		521,851
Due after ten years, amortized cost		206,758
Total		1,743,309
Due in one year or less, fair value		138,670
Due after one year through five years, fair value		878,396
Due after five years through ten years, fair value		524,003
Due after ten years, fair value		208,365
Total		1,749,434
Debt securities | Foreign corporate bonds and other debt securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		443,476
Due after one year through five years, amortized cost		291,299
Due after five years through ten years,amortized cost		40,544
Due after ten years, amortized cost		2,769
Total		778,088
Due in one year or less, fair value		443,626
Due after one year through five years, fair value		293,831
Due after five years through ten years, fair value		40,683
Due after ten years, fair value		2,769
Total		¥ 780,909

[1]	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.